FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Fair Value Measurement [Abstract]
Disclosure of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$161	$161
Accounts receivable and other	—	351	351
Financial assets (current and non-current)(1)	56	—	56
Total	$56	$512	$568

Financial liabilities
Accounts payable and other	$—	$419	$419
Non-recourse borrowings (current and non-current)	—	3,114	3,114
Exchangeable and class B shares(2)	—	1,851	1,851
Financial liabilities (current and non-current)(1)	66	947	1,013
Total	$66	$6,331	$6,397

1.	Derivative instruments which are elected for hedge accounting totaling $56 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.

2.
Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 10, Equity.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$204	$204
Accounts receivable and other	—	390	390
Financial assets (current and non-current)(1)	29	—	29
Total	$29	$594	$623

Financial liabilities
Accounts payable and other	$—	$487	$487
Non-recourse borrowings (current and non-current)	—	3,526	3,526
Financial liabilities (current and non-current)(1)	77	931	1,008
Total	$77	$4,944	$5,021

1.
Derivative instruments which are elected for hedge accounting totaling $29 million are included in financial assets and $nil of derivative instruments are included in financial liabilities
Financial Liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2020:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$161	$161
Accounts receivable and other	—	351	351
Financial assets (current and non-current)(1)	56	—	56
Total	$56	$512	$568

Financial liabilities
Accounts payable and other	$—	$419	$419
Non-recourse borrowings (current and non-current)	—	3,114	3,114
Exchangeable and class B shares(2)	—	1,851	1,851
Financial liabilities (current and non-current)(1)	66	947	1,013
Total	$66	$6,331	$6,397

1.	Derivative instruments which are elected for hedge accounting totaling $56 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.

2.
Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. See Note 10, Equity.

The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2019:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$204	$204
Accounts receivable and other	—	390	390
Financial assets (current and non-current)(1)	29	—	29
Total	$29	$594	$623

Financial liabilities
Accounts payable and other	$—	$487	$487
Non-recourse borrowings (current and non-current)	—	3,526	3,526
Financial liabilities (current and non-current)(1)	77	931	1,008
Total	$77	$4,944	$5,021

1.
Derivative instruments which are elected for hedge accounting totaling $29 million are included in financial assets and $nil of derivative instruments are included in financial liabilitiesFINANCIAL LIABILITIES

		As of
US$ MILLIONS		June 30, 2020	December 31, 2019
Current:
Inflation swaps		$6	$6
Total current financial liabilities		$6	$6

Non-current:
Inflation swaps		$60	$71
Deferred consideration	(a)	947	931
Total non-current financial liabilities		$1,007	$1,002

a) Deferred consideration
Deferred consideration is related to the April 4, 2017 acquisition of Nova Transportadora do Sudeste S.A. (“NTS”), our Brazilian regulated gas transmission business. The deferred consideration is denominated in U.S. dollars and accrues interest at 3.35% compounded annually. The financial liability is measured at amortized cost and is payable on the fifth anniversary of the date of acquisition.
Exchangeable shares, class B shares and class C shares
The exchangeable and class B shares are classified as liabilities due to their exchangeable and cash redemption features. Upon issuance on March 31, 2020, exchangeable and class B shares were recognized at their fair value of $38.09 per share. The fair value was based on the NYSE opening price of one partnership unit. Subsequent to initial recognition, the exchangeable and class B shares are recognized at amortized cost and remeasured to reflect changes in the contractual cash flows associated with the shares. These contractual cash flows are based on the price of one BIP unit. As at June 30, 2020, the exchangeable and class B shares were remeasured to reflect the NYSE closing price of one BIP unit, $41.11 per share. Remeasurement gains or losses associated with these shares are recorded in the statements of operating results. During the three and six-month period ended June 30, 2020, our shareholders exchanged 1.3 million exchangeable shares for an equal number of partnership units resulting in a decrease of $54 million in our financial liability. Our company declared and paid dividends at a rate of $0.485 per share on its 45.2 million exchangeable shares outstanding as at May 29, 2020 (record date) resulting in total dividends paid of $22 million. Dividends paid on exchangeable shares are presented as interest expense in the statement of operating results.
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Units)	Class B shares outstanding (Units)	BIP unit price (US$)	Exchangeable and class B shares (US$ Million)
Balance at January 1, 2020	—	—	$—	$—
Share issuance / special distribution	46,349,323	1	38.09	1,765
Remeasurement of liability	—	—	—	(98)
Balance at March 31, 2020	46,349,323	1	35.97	1,667
Share exchanges(1)	(1,326,214)	—	40.59	(54)
Remeasurement of liability	—	—	—	238
Balance at June 30, 2020	45,023,109	1	$41.11	$1,851

1.
The unit price reflected here represents the weighted average price of the partnership units exchanged during the period and is calculated based on the NYSE closing price per unit on the date of exchange.

Similar to class B shares, class C shares are classified as liabilities due to their cash redemption feature. However, class C shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 10, Equity, for further details related to class C shares.

Carrying and fair values of financial assets

US$ MILLIONS	Fair value hierarchy	June 30, 2020	December 31, 2019
Interest rate swaps & other	Level 2(1)
Financial asset		$56	$29
Financial liability		66	77

1.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$161	$161	$204	$204
Accounts receivable and other	351	351	390	390
Financial assets (current and non-current)	56	56	29	29
Total	$568	$568	$623	$623

Financial liabilities
Accounts payable and other (current and non-current)	$419	$419	$487	$487
Non-recourse borrowings(1)	3,114	3,364	3,526	3,677
Exchangeable and class B shares(2)	1,851	1,851	—	—
Financial liabilities (current and non-current)	1,013	1,013	1,008	1,008
Total	$6,397	$6,647	$5,021	$5,172

1.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

2.
Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $58 million as at June 30, 2020.

Carrying and fair values of financial liabilities

US$ MILLIONS	Fair value hierarchy	June 30, 2020	December 31, 2019
Interest rate swaps & other	Level 2(1)
Financial asset		$56	$29
Financial liability		66	77

1.
Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
The following table provides the carrying values and fair values of financial instruments as at June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$161	$161	$204	$204
Accounts receivable and other	351	351	390	390
Financial assets (current and non-current)	56	56	29	29
Total	$568	$568	$623	$623

Financial liabilities
Accounts payable and other (current and non-current)	$419	$419	$487	$487
Non-recourse borrowings(1)	3,114	3,364	3,526	3,677
Exchangeable and class B shares(2)	1,851	1,851	—	—
Financial liabilities (current and non-current)	1,013	1,013	1,008	1,008
Total	$6,397	$6,647	$5,021	$5,172

1.
Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.

2.
Class C shares are also classified as financial liabilities due to their cash redemption feature. As discussed in Note 1(b)(ii) Organization and Description of our Company, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $58 million as at June 30, 2020.